UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS

Dear shareholder,

Despite heightened fears over the corona virus (COVID-19), which sent markets tumbling just prior to the beginning of the reporting period, global financial markets delivered positive returns for the 6 months ended September 30, 2020. The governments of many nations worked to shore up their economies, and equity markets began to rise from their first-quarter sell- off; this comeback gathered momentum for the remainder of the period.

Of course, it would be a mistake to consider this market turnaround a trustworthy signal of assured or swift economic recovery. The ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. While there has been economic growth in much of the developed world, the pace has slowed in many areas as interest rates remain low and consumer spending remains far below prepandemic levels.

From an investment perspective, we continue to think that maintaining a focus on long-term objectives while pursuing a risk-aware strategy is a prudent way forward. Above all, we believe the counsel of a trusted financial professional continues to matter now more than ever. Periods of heightened uncertainty are precisely the time to review your financial goals and follow a plan that helps you make the most of what continues to be a challenging situation.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

Diversified Real Assets Fund

Table of contents

2	Your fund at a glance

3	Portfolio summary

5	A look at performance

7	Your expenses

9	Fund’s investments

18	Financial statements

21	Financial highlights

22	Notes to financial statements

29	Continuation of investment advisory and subadvisory agreements

36	More information

SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a long-term total return in excess of inflation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2020 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Portfolio summary

SECTOR COMPOSITION AS OF 9/30/2020 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2020 (% of net assets)

Prologis, Inc.	3.2

Equinix, Inc.	3.1

Barrick Gold Corp.	1.9

Chevron Corp.	1.9

Rio Tinto PLC, ADR	1.8

Newmont Corp.	1.6

BHP Group, Ltd., ADR	1.5

Freeport-McMoRan, Inc.	1.4

Digital Realty Trust, Inc.	1.4

Royal Dutch Shell PLC, A Shares	1.4

TOTAL	19.2
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel corona virus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

COUNTRY COMPOSITION AS OF 9/30/2020 (% of net assets)

United States	53.5

Canada	20.3

United Kingdom	4.8

Australia	3.8

Japan	3.2

France	2.4

Germany	1.7

Hong Kong	1.6

Netherlands	1.4

Sweden	1.2

Other countries	6.1

TOTAL	100.0

4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2020

	Average annual total returns (%) with maximum sales charge		Cumulative total returns (%) with maximum sales charge

	1-year	Since inception (2-26-18)	6-month	Since inception (2-26-18)
Class NAV[1]	-14.78	-5.39	21.63	-13.40
Index†	10.41	5.97	28.82	16.23

Performance figures assume all distributions have been reinvested.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Class NAV
Gross (%)	0.93
Net (%)	0.87

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Diversified Real Assets Fund for the share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class NAV[1]	2-26-18	8,660	8,660	11,623

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]	For certain types of investors, as described in the Fund’s prospectus.

6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2020, with the same investment held until September 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[	My account value $8,600.00	/	$1,000.00 = 8.6	]	x	$	[	“expenses paid” from table	]	=	My actual expenses

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1,2020, with the same investment held until September 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART
		Account value on 4-1-2020	Ending value on 9-30-2020	Expenses paid during period ended 9-30-2020 [1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns	$1,000.00	$1,216.30	$4.83	0.87%
	Hypothetical example	1,000.00	1,020.70	4.41	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Fund’s investments

AS OF 9-30-20 (unaudited)
	Shares	Value

Common stocks 98.9%		$757,861,389
(Cost $884,917,430)

Communication services 1.6%		11,925,021

Diversified telecommunication services 0.3%
China Tower Corp., Ltd., H Shares (A)	14,419,692	2,508,722

Media 0.9%
Charter Communications, Inc., Class A (B)	5,472	3,416,388
Comcast Corp., Class A	74,188	3,431,937

Wireless telecommunication services 0.4%
KDDI Corp.	102,100	2,567,974

Energy 23.4%		179,518,611

Energy equipment and services 1.4%
Aker Solutions ASA (B)	139,055	137,023
Baker Hughes Company	89,360	1,187,594
ChampionX Corp. (B)	99,799	797,394
Halliburton Company	216,686	2,611,066
Helmerich & Payne, Inc.	30,627	448,686
National Oilwell Varco, Inc.	18,833	170,627
Patterson-UTI Energy, Inc.	351,452	1,001,638
Precision Drilling Corp. (B)	818,319	510,086
Schlumberger NV	185,032	2,879,098
TechnipFMC PLC	153,602	969,229

Oil, gas and consumable fuels 22.0%
Advantage Oil & Gas, Ltd. (B)(C)	796,861	1,047,281
Aker BP ASA	111,903	1,749,291
ARC Resources, Ltd. (C)	236,011	1,054,610
BP PLC	3,341,627	9,663,968
Cabot Oil & Gas Corp.	206,800	3,590,048
Cameco Corp.	161,598	1,632,303
Canadian Natural Resources, Ltd.	331,735	5,316,530
Cenovus Energy, Inc.	959,970	3,741,688
Cheniere Energy, Inc. (B)	21,400	990,178
Chevron Corp.	198,938	14,323,536
Cimarex Energy Company	82,631	2,010,412
Concho Resources, Inc.	104,986	4,631,982
ConocoPhillips	189,143	6,211,456
Continental Resources, Inc.	119,957	1,473,072
Devon Energy Corp.	248,120	2,347,215
DHT Holdings, Inc.	37,773	194,909
Diamondback Energy, Inc.	64,890	1,954,487
Enbridge, Inc.	74,250	2,169,145
Enbridge, Inc. (New York Stock Exchange)	15,682	457,914

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

	Shares	Value

Energy (continued)

Oil, gas and consumable fuels (continued)
Enerplus Corp.	423,944	$776,857
EOG Resources, Inc.	109,875	3,948,908
EQT Corp.	117,273	1,516,340
Equinor ASA	424,137	6,009,030
Exxon Mobil Corp.	268,113	9,204,319
Galp Energia SGPS SA	540,033	5,009,099
Hess Corp.	64,622	2,644,978
Imperial Oil, Ltd. (C)	83,499	999,567
Kelt Exploration, Ltd. (B)	570,025	612,171
Keyera Corp.	137,932	2,082,110
Lundin Energy AB	173,093	3,432,577
Marathon Petroleum Corp.	130,612	3,832,156
Neste OYJ	17,667	930,345
NexGen Energy, Ltd. (B)(C)	140,977	244,570
NuVista Energy, Ltd. (B)(C)	981,283	471,647
Occidental Petroleum Corp.	62,890	629,529
Parsley Energy, Inc., Class A	305,392	2,858,469
Pembina Pipeline Corp.	89,355	1,896,416
Phillips 66	97,227	5,040,248
Pioneer Natural Resources Company	75,065	6,454,839
Royal Dutch Shell PLC, A Shares	833,399	10,403,649
Suncor Energy, Inc.	559,139	6,827,832
TC Energy Corp.	148,278	6,224,881
The Williams Companies, Inc.	202,496	3,979,046
Tidewater Midstream and Infrastructure, Ltd. (C)	1,030,320	611,282
TOTAL SE (C)	263,752	9,057,970
Tourmaline Oil Corp.	64,705	790,620
Valero Energy Corp.	138,934	6,018,621
WPX Energy, Inc. (B)	354,708	1,738,069

Financials 0.3%		2,406,222

Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	11,300	2,406,222

Industrials 1.5%		11,730,441

Commercial services and supplies 0.0%
Aker Carbon Capture AS (B)	118,601	75,655

Construction and engineering 0.4%
Aker Offshore Wind Holding AS (B)	159,518	86,501
Vinci SA	32,217	2,691,958

Electrical equipment 0.4%
Sunrun, Inc. (B)	26,782	2,064,089
Vestas Wind Systems A/S	7,372	1,191,363

10	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Industrials (continued)

Road and rail 0.4%
Canadian National Railway Company	30,107	$3,206,394

Transportation infrastructure 0.3%
Japan Airport Terminal Company, Ltd. (C)	54,500	2,414,481

Information technology 0.9%		7,191,290

Semiconductors and semiconductor equipment 0.9%
Advanced Energy Industries, Inc. (B)	8,283	521,332
Enphase Energy, Inc. (B)	15,465	1,277,254
First Solar, Inc. (B)	30,800	2,038,960
Maxeon Solar Technologies, Ltd. (B)(C)	34,919	592,226
Maxim Integrated Products, Inc.	8,881	600,444
Power Integrations, Inc.	7,328	405,971
SunPower Corp. (B)(C)	140,296	1,755,103

Materials 23.8%		182,544,929

Chemicals 0.5%
Albemarle Corp.	3,754	335,157
Dow, Inc.	13,082	615,508
DuPont de Nemours, Inc.	13,698	759,965
LyondellBasell Industries NV, Class A	18,159	1,280,028
Nutrien, Ltd.	26,994	1,058,433

Metals and mining 22.9%
Agnico Eagle Mines, Ltd.	116,019	9,243,705
Alamos Gold, Inc., Class A	108,099	952,275
Alcoa Corp. (B)	52,919	615,448
Altius Minerals Corp.	63,617	462,956
Anglo American PLC	48,660	1,177,266
AngloGold Ashanti, Ltd., ADR	80,770	2,130,713
Antofagasta PLC	15,160	200,071
B2Gold Corp.	504,597	3,285,536
Barrick Gold Corp.	510,723	14,344,967
BHP Group PLC, ADR	135,660	5,787,256
BHP Group, Ltd., ADR	222,057	11,482,567
Boliden AB	43,591	1,293,373
Capstone Mining Corp. (B)	1,799,000	1,959,033
Centerra Gold, Inc.	90,000	1,046,975
Champion Iron, Ltd. (B)(C)	1,237,131	2,601,455
Conic Metals Corp. (B)	363,682	76,476
Dundee Precious Metals, Inc.	78,000	558,837
Eldorado Gold Corp. (B)	63,088	665,680
Endeavour Mining Corp. (B)	120,576	3,001,836
Equinox Gold Corp. (B)	133,141	1,554,837
ERO Copper Corp. (B)	228,586	3,332,097

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	11

	Shares	Value

Materials (continued)

Metals and mining (continued)
First Quantum Minerals, Ltd.	463,219	$4,129,330
Franco-Nevada Corp.	52,109	7,281,680
Freeport-McMoRan, Inc.	692,335	10,828,119
Fresnillo PLC	14,728	227,490
Glencore PLC (B)	310,362	643,438
Golden Star Resources, Ltd. (B)(C)	115,830	499,316
Hudbay Minerals, Inc.	202,879	857,804
Ivanhoe Mines, Ltd., Class A (B)	706,584	2,568,335
K92 Mining, Inc. (B)(C)	496,789	2,589,250
Kinross Gold Corp. (B)	566,927	5,002,735
Kirkland Lake Gold, Ltd.	144,229	7,040,581
Lucara Diamond Corp. (B)	545,070	204,675
Lundin Gold, Inc. (B)(C)	30,000	272,615
Lundin Mining Corp.	662,405	3,696,196
MAG Silver Corp. (B)	87,191	1,417,660
Marathon Gold Corp. (B)(C)	333,103	565,366
Nevada Copper Corp. (B)	3,926,000	353,813
New Gold, Inc. (B)	279,795	476,989
Newcrest Mining, Ltd.	64,148	1,454,616
Newmont Corp.	197,923	12,558,214
Nucor Corp.	7,223	324,024
OceanaGold Corp. (B)	207,031	318,736
Osisko Mining, Inc. (B)(C)	563,490	1,468,447
Pan American Silver Corp.	76,644	2,464,143
Pan American Silver Corp., CVR (B)	83,300	64,966
Pretium Resources, Inc. (B)	22,323	285,670
Rio Tinto PLC, ADR (C)	231,973	14,008,849
Sandstorm Gold, Ltd. (B)	56,189	474,308
Seabridge Gold, Inc. (B)(C)	18,208	341,946
SilverCrest Metals, Inc. (B)(C)	189,315	1,605,172
SolGold PLC (B)(C)	537,000	195,595
South32, Ltd.	126,688	188,012
Southern Copper Corp.	16,442	744,329
SSR Mining, Inc. (B)	181,718	3,391,305
Steel Dynamics, Inc.	3,141	89,927
Stornoway Diamond Corp. (B)(D)	3,062,000	45,992
Teck Resources, Ltd., Class B	316,464	4,406,325
Torex Gold Resources, Inc. (B)	19,985	282,616
Trilogy Metals, Inc. (B)(C)	899,325	1,681,739
Turquoise Hill Resources, Ltd. (B)	743,464	630,930
Vale SA, ADR	29,626	313,443
Warrior Met Coal, Inc.	18,541	316,680
Wesdome Gold Mines, Ltd. (B)	211,175	1,993,519

12	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Materials (continued)

Metals and mining (continued)
Western Areas, Ltd.	936,043	$1,386,995
Wheaton Precious Metals Corp.	146,735	7,199,277
Yamana Gold, Inc.	427,199	2,428,671

Paper and forest products 0.4%
Interfor Corp. (B)	154,033	1,721,311
West Fraser Timber Company, Ltd.	36,191	1,681,330

Real estate 41.0%		313,955,040

Equity real estate investment trusts 36.9%
Activia Properties, Inc.	483	1,839,477
Aedifica SA	6,232	761,120
Agree Realty Corp.	88,769	5,649,259
Alexandria Real Estate Equities, Inc.	59,081	9,452,960
alstria office REIT-AG	44,546	618,979
American Homes 4 Rent, Class A	178,134	5,073,256
American Tower Corp.	11,284	2,727,681
Arima Real Estate SOCIMI SA (B)	21,925	222,763
Assura PLC	765,223	761,696
AvalonBay Communities, Inc.	41,274	6,163,859
Big Yellow Group PLC	34,922	468,106
Brixmor Property Group, Inc.	321,688	3,760,533
Canadian Apartment Properties REIT	51,081	1,781,918
CapitaLand Mall Trust	1,347,200	1,917,406
CyrusOne, Inc.	59,045	4,134,921
Daiwa Securities Living Investments Corp.	1,480	1,529,370
Derwent London PLC	24,638	815,753
Digital Realty Trust, Inc.	73,738	10,821,789
EastGroup Properties, Inc.	56,475	7,303,912
Equinix, Inc.	31,113	23,649,925
Equity LifeStyle Properties, Inc.	106,205	6,510,367
Essential Properties Realty Trust, Inc.	328,894	6,025,338
Essex Property Trust, Inc.	28,293	5,680,951
Extra Space Storage, Inc.	96,210	10,293,508
Frasers Logistics & Commercial Trust	595,400	609,636
Gaming and Leisure Properties, Inc.	242,109	8,941,085
Gecina SA	12,819	1,689,884
Global One Real Estate Investment Corp.	1,555	1,497,061
Goodman Group	42,407	549,062
Granite Real Estate Investment Trust	32,652	1,895,045
Growthpoint Properties Australia, Ltd.	248,646	600,104
Hulic REIT, Inc.	1,633	2,164,257
Inmobiliaria Colonial Socimi SA	134,270	1,108,219
Invitation Homes, Inc.	252,104	7,056,391

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	13

	Shares	Value

Real estate (continued)

Equity real estate investment trusts (continued)
Japan Real Estate Investment Corp.	48	$245,402
Kenedix Residential Next Investment Corp.	70	123,778
Kenedix Retail REIT Corp.	843	1,701,359
Kimco Realty Corp.	458,053	5,157,677
Life Storage, Inc.	76,828	8,087,684
Link REIT	388,449	3,183,101
Mapletree Industrial Trust	774,500	1,835,015
Medical Properties Trust, Inc.	253,639	4,471,656
Mid-America Apartment Communities, Inc.	59,893	6,944,593
Mirvac Group	1,023,429	1,604,326
Mori Trust Hotel REIT, Inc.	1,212	1,259,319
Mori Trust Sogo REIT, Inc.	789	997,972
NETSTREIT Corp.	89,179	1,628,409
Nomura Real Estate Master Fund, Inc.	1,008	1,262,793
Omega Healthcare Investors, Inc.	124,674	3,732,740
Park Hotels & Resorts, Inc.	360,910	3,605,491
Prologis, Inc.	246,486	24,801,418
Realty Income Corp.	131,148	7,967,241
Rexford Industrial Realty, Inc.	145,352	6,651,308
Sabra Health Care REIT, Inc.	219,001	3,018,929
SBA Communications Corp.	11,787	3,753,924
Scentre Group	542,874	864,337
Segro PLC	208,926	2,510,791
Simon Property Group, Inc.	120,814	7,814,250
SL Green Realty Corp.	56,350	2,612,950
Summit Industrial Income REIT	137,105	1,322,089
Sun Communities, Inc.	44,092	6,199,776
The British Land Company PLC	146,893	640,369
The GPT Group	578,546	1,627,565
The PRS REIT PLC	300,102	305,036
The UNITE Group PLC (B)	112,612	1,217,644
Unibail—Rodamco-Westfield	40,922	1,509,204
Ventas, Inc.	191,888	8,051,620
Warehouses De Pauw CVA	18,429	670,656
Waypoint REIT	400,253	782,259
Welltower, Inc.	185,020	10,192,752

Real estate management and development 4.1%
Ascendas India Trust	554,600	561,173
CapitaLand, Ltd.	702,291	1,404,135
Castellum AB	57,806	1,313,022
Daibiru Corp.	78,900	919,218
Deutsche Wohnen SE	63,309	3,164,157
ESR Cayman, Ltd. (A)(B)	137,400	429,020

14	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Real estate (continued)

Real estate management and development (continued)
Fabege AB (C)	125,766	$1,739,310
Fastighets AB Balder, B Shares (B)	23,757	1,203,631
Grainger PLC	206,032	788,335
Mitsubishi Estate Company, Ltd.	140,000	2,120,665
Mitsui Fudosan Company, Ltd.	83,600	1,454,781
New World Development Company, Ltd.	406,897	1,986,354
Sumitomo Realty & Development Company, Ltd.	62,200	1,841,315
Sun Hung Kai Properties, Ltd.	218,000	2,809,263
Swire Properties, Ltd.	500,000	1,324,792
Tokyu Fudosan Holdings Corp.	157,900	682,082
Tritax EuroBox PLC (A)	283,834	315,761
Urban & Civic PLC	118,225	321,368
VGP NV (C)	3,274	452,699
Vonovia SE	97,631	6,692,935

Utilities 6.4%		48,589,835

Electric utilities 2.9%
Avangrid, Inc.	49,308	2,488,082
Duke Energy Corp.	30,601	2,710,025
Edison International	49,646	2,524,003
Enel SpA	273,019	2,368,703
Exelon Corp.	74,781	2,674,169
FirstEnergy Corp.	74,606	2,141,938
Iberdrola SA	245,042	3,016,139
NextEra Energy, Inc.	8,942	2,481,942
Pinnacle West Capital Corp.	24,216	1,805,303

Gas utilities 0.7%
Beijing Enterprises Holdings, Ltd.	430,013	1,296,349
ENN Energy Holdings, Ltd.	175,897	1,930,162
UGI Corp.	49,002	1,616,086

Independent power and renewable electricity producers 0.8%
Brookfield Renewable Corp., Class A	13,228	775,161
Brookfield Renewable Partners LP	49,248	2,587,982
China Longyuan Power Group Corp., Ltd., H Shares	4,709,316	2,958,861

Multi-utilities 1.8%
CenterPoint Energy, Inc.	114,422	2,214,066
E.ON SE	260,691	2,873,461
Engie SA (B)	251,674	3,363,270
National Grid PLC	245,203	2,816,454
Sempra Energy	18,930	2,240,555

Water utilities 0.2%
Cia de Saneamento do Parana	171,668	777,655

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	15

			Shares	Value

Utilities (continued)

Water utilities (continued)
Guangdong Investment, Ltd.			584,578	$929,469
Warrants 0.0%				$51,276
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)			17,092	51,276

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 4.9%				$37,147,115
(Cost $37,123,492)

U.S. Government Agency 0.1%				399,982
Federal Home Loan Bank Discount Note	0.065	10-28-20	400,000	399,982

		Yield (%)	Shares	Value

Short-term funds 4.5%				34,247,133
John Hancock Collateral Trust (E)		0.2185(F)	3,421,326	34,247,133

			Par value^	Value

Repurchase agreement 0.3%				2,500,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 9-30-20 at 0.080% to be repurchased at $2,500,006 on 10-1-20, collateralized by $2,442,656 Government National Mortgage Association, 3.000% due 10-15-49 (valued at $2,550,000)			2,500,000	2,500,000

Total investments (Cost $922,040,922) 103.8%				$795,059,780

Other assets and liabilities, net (3.8%)				(28,768,664)

Total net assets 100.0%				$766,291,116

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt

CVR	Contingent Value Right

(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(B)	Non-income producing security.

(C)	All or a portion of this security is on loan as of 9-30-20.

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

(F)	The rate shown is the annualized seven-day yield as of 9-30-20.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

16	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

At 9-30-20, the aggregate cost of investments for federal income tax purposes was $935,535,033. Net unrealized depreciation aggregated to $140,475,253, of which $92,713,430 related to gross unrealized appreciation and $233,188,683 related to gross unrealized depreciation.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	17

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 9-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $887,817,411) including $31,430,363 of securities loaned	$760,812,647
Affiliated investments, at value (Cost $34,223,511)	34,247,133
Total investments, at value (Cost $922,040,922)	795,059,780
Cash	3,691,667
Foreign currency, at value (Cost $319,046)	320,857
Dividends and interest receivable	1,967,804
Receivable for investments sold	1,394,442
Other assets	5,633
Total assets	802,440,183
Liabilities
Payable for investments purchased	1,787,739
Payable upon return of securities loaned	34,206,405
Payable to affiliates
Accounting and legal services fees	41,411
Trustees’ fees	2,697
Other liabilities and accrued expenses	110,815
Total liabilities	36,149,067
Net assets	$766,291,116
Net assets consist of
Paid-in capital	$964,893,320
Total distributable earnings (loss)	(198,602,204)
Net assets	$766,291,116

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($766,291,116 ÷ 95,339,051 shares)	$8.04

18	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 9-30-20 (unaudited)

Investment income
Dividends	$13,444,211
Securities lending	158,148
Interest	3,557
Less foreign taxes withheld	(574,349)
Total investment income	13,031,567
Expenses
Investment management fees	3,289,335
Accounting and legal services fees	72,057
Trustees’ fees	9,048
Custodian fees	147,683
Printing and postage	7,358
Professional fees	35,033
Other	24,053
Total expenses	3,584,567
Less expense reductions	(219,830)
Net expenses	3,364,737
Net investment income	9,666,830
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(59,011,687)
Affiliated investments	21,608
(58,990,079)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	193,524,036
Affiliated investments	14,543
193,538,579
Net realized and unrealized gain	134,548,500
Increase in net assets from operations	$144,215,330

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-20 (unaudited)	Year ended 3-31-20
Increase (decrease) in net assets
From operations
Net investment income	$9,666,830	$19,578,329
Net realized loss	(58,990,079)	(2,537,617)
Change in net unrealized appreciation (depreciation)	193,538,579	(313,399,647)
Increase (decrease) in net assets resulting from operations	144,215,330	(296,358,935)
Distributions to shareholders
Class NAV	—	(43,232,315)
Total distributions	—	(43,232,315)
From fund share transactions	(61,700,891)	25,009,097
Total increase (decrease)	82,514,439	(314,582,153)
Net assets
Beginning of period	683,776,677	998,358,830
End of period	$766,291,116	$683,776,677

20	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

CLASS NAV SHARES Period ended	9-30-20	[1]	3-31-20	3-31-19	3-31-18	[2]
Per share operating performance
Net asset value, beginning of period	$6.61		$10.01	$10.00	$10.00
Net investment income[3]	0.10		0.20	0.21	0.03
Net realized and unrealized gain (loss) on investments	1.33		(3.16)	0.07	(0.03)
Total from investment operations	1.43		(2.96)	0.28	—[4]
Less distributions
From net investment income	—		(0.28)	(0.19)	—
From net realized gain	—		(0.16)	(0.08)	—
Total distributions	—		(0.44)	(0.27)	—
Net asset value, end of period	$8.04		$6.61	$10.01	$10.00
Total return (%)[5]	21.63[6]		(30.92)	3.07	0.00[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$766		$684	$998	$938
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	[7]	0.93	0.94	0.94	[7,8]
Expenses including reductions	0.87	[7]	0.87	0.88	0.88	[7,8]
Net investment income	2.50	[7]	2.05	2.07	3.84	[7]
Portfolio turnover (%)	31		61	73	40	[9]

[1]	Six months ended 9-30-20. Unaudited.
[2]	Period from 2-26-18 (commencement of operations) to 3-31-18.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Certain expenses are presented unannualized due to the short reporting period.
[9]	Excludes in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	21

Notes to financial statements (unaudited)

Note 1—Organization

John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2—Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following

22	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of September 30, 2020, by major security category or type:

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$11,925,021	$6,848,325	$5,076,696	—
Energy	179,518,611	133,125,659	46,392,952	—
Financials	2,406,222	2,406,222	—	—
Industrials	11,730,441	5,270,483	6,459,958	—
Information technology	7,191,290	7,191,290	—	—
Materials	182,544,929	175,927,676	6,571,261	$45,992
Real estate	313,955,040	242,937,205	71,017,835	—
Utilities	48,589,835	27,036,967	21,552,868	—
Warrants	51,276	51,276	—	—
Short-term investments	37,147,115	34,247,133	2,899,982	—
Total investments in securities	$795,059,780	$635,042,236	$159,971,552	$45,992

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities.

SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	23

In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2020, the fund loaned securities valued at $31,430,363 and received $34,206,405 of cash collateral.

In addition, non-cash collateral of approximately $314,525 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.

24	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Line of credit. The fund and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, the fund can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2020 were $5,282.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.

SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	25

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.

Note 3—Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4—Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with DWS Investment Management Americas, Inc., Manulife Investment Management (NorthAmerica) Limited and Wellington Management Company LLP. On September 17, 2020, the Board of Trustees approved the subadvisory reassignment of DWS Investment Management Americas, Inc. to Wellington Management Company LLP, effective on or around November 16, 2020. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to $219,830 for the six months ended September 30, 2020.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2020, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.

26	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended September 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$6,700,000	5	0.524%	($487)

Note 5—Fund share transactions

Transactions in fund shares for the six months ended September 30, 2020 and for the year ended March 31, 2020 were as follows:

	Six Months Ended 9-30-20		Year Ended 3-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	7,170	$51,415	12,166,351	$109,544,162
Distributions reinvested	—	—	4,484,680	43,232,315
Repurchased	(8,172,067)	(61,752,306)	(12,853,162)	(127,767,380)
Net increase (decrease)	(8,164,897)	$(61,700,891)	3,797,869	$25,009,097
Total net increase (decrease)	(8,164,897)	$(61,700,891)	3,797,869	$25,009,097

Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6—Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $235,170,603 and $280,199,754, respectively, for the six months ended September 30, 2020.

Note 7—Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	27

Note 8—Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2020, funds within the John Hancock group of funds complex held 100.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:

Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	31.8%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.4%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.0%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	5.5%

Note 9—Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,421,326	$34,910,208	$213,582,709	$(214,281,935)	$21,608	$14,543	$158,148	—	$34,247,133

* Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 10—Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

28	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with DWS Investment Management Americas, Inc., Manulife Investment Management (NorthAmerica) Limited hereinafter referred to as Manulife IM (NA)), and Wellington Management Company LLP (the Subadvisors), the Sub-Subadvisory Agreement (the Sub-Subadvisory Agreement) as applicable, with RREEFAmerica L.L.C., and the Sub-Sub-Subadvisory Agreements (the Sub-Sub-Subadvisory Agreements) as applicable, with DWS Alternatives Global Limited and DWS Investments Australia Limited for John Hancock Diversified Real Assets Fund (the fund). The Advisory Agreement, Subadvisory Agreements, the Sub-Subadvisory Agreement and the Sub-Sub-Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from each Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and

1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	29

June meetings and throughout the year was both written and oral. The Board noted the affiliation of Manulife IM (NA) with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cyber security programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by each Subadvisor, and is also responsible for monitoring and reviewing the activities of each Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisors’ investment

30	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the AdvisoryAgreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-year period ended December 31, 2019. The Board took into account management’s discussion of the fund’s performance. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate. The Board noted the relatively recent inception period of the fund.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and each Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader

SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	31

group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and total expenses for the fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisors, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisors. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisors’ services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement .

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length with respect to the unaffiliated Subadvisors;

32	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(k)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to the Subadvisors’ businesses, including current subadvisory services to the Trust (and other funds in the John Hancock fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3)	the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4)	information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to each Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each

SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	33

Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreements with the Subadvisors, which are not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which the Subadvisors or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and its affiliates may receive from the Subadvisors’ relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund and compared them to fees charged by each Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in

34	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance. The Board also noted the Subadvisors’ long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;

(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

*  *  *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.

SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	35

More Information

Trustees

Hassell H.McClellan, Chairperson

Steven R.Pruchansky, Vice Chairperson

Andrew G.Arnott†

Charles L.Bardelis*

James R.Boyle

Peter S.Burgess*

William H.Cunningham

Grace K.Fey

Marianne Harrison†

Deborah C.Jackson

James M.Oates*

Frances G.Rathke*,1

Gregory A.Russo

Officers

Andrew G.Arnott

President

Charles A.Rizzo

Chief Financial Officer

Salvatore Schiavone

Treasurer

Christopher (Kit) Sechler

Secretary and Chief Legal Officer

Trevor Swanberg2

Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (NorthAmerica) Limited (Manulife IM (NA)) Wellington Management Company LLP (Wellington)

Portfolio Managers

The Investment Management Teams at Manulife IM (NA) and Wellington

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee

† Non-IndependentTrustee

1 Appointed as Independent Trustee effective as of September 15, 2020

2 Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:

jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 219909	430 W 7th Street
	Kansas City, MO 64121-9909	Suite 219909
Kansas City, MO 64105-1407

36	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

John Hancock family of funds

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A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com.Please read the prospectus carefully before investing or sending money.

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John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

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Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

Investment Management

John Hancock Investment Management Distributors LLC ◾ Member FINRA, SIPC 200 Berkeley Street ◾ Boston, MA 02116-5010 ◾ 800-225-5291 ◾ jhinvestments.com

This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

A company of Manulife Investment Management
DRASA 9/20
MF1355807	11/2020

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: November 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: November 6, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 6, 2020